Pension and Other Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
The following table shows the effect of a one-percentage-point increase and decrease in assumed health care cost trend rates (in millions):

Assumed Health Care Cost Trend Rate	1% Increase	1% Decrease
Effect of post-retirement benefit obligation	$24	$(20)
Effect on total of service and interest cost components	1	(1)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Based on the valuation techniques described in Note 15, the fair values of our pension plan assets as of December 31, 2016, by asset category, are as follows (in millions):

	Fair Value Measurements
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$21	$—	$—	$21
Equity securities:
U.S. large-cap	—	247	—	247
U.S. small-cap	—	68	—	68
International	—	134	—	134
Fixed income securities	106	102	3	211
Total	$127	$551	$3	$681
The fair values of our pension plan assets as of December 31, 2015, by asset category, are as follows (in millions):

	Fair Value Measurements
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$11	$—	$—	$11
Equity securities:
U.S. large-cap	—	244	—	244
U.S. small-cap	—	69	—	69
International	—	128	—	128
Fixed income securities	128	83	3	214
Total	$139	$524	$3	$666

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The measurement dates for the pension plan are December 31, 2016 and 2015. The following table provides a summary of the changes in the pension plan's benefit obligations and the fair value of assets as of December 31, 2016 and 2015 and a statement of funded status of the pension plan as of December 31, 2016 and 2015 (in millions):

	As of December 31,
	2016	2015
Asset Category
Change in benefit obligation:
Benefit obligation at beginning of year	$861	$916
Interest cost	27	34
Actuarial (gain) loss	14	(38)
Benefits paid	(49)	(51)
Benefit obligation at year end	$853	$861
Change in plan assets:
Fair value of plan assets at beginning of year	$666	$718
Actual return (loss) on plan assets	54	(11)
Contributions	10	10
Benefits paid	(49)	(51)
Fair value of plan assets at end of year	$681	$666
Funded status	$(172)	$(195)
Accumulated benefit obligation	$853	$861
Amounts recognized in the accompanying consolidated balance sheets:
Accrued employee benefits	$(172)	$(195)
The following table shows the actuarial determined benefit obligation, interest costs, employee contributions, actuarial (gain) loss, benefits paid during the periods and the accrued employee benefits (in millions):

	As of December 31,
	2016	2015
Benefit obligation at the end of year	$200	$224
Interest cost	7	8
Actuarial gain	(20)	(12)
Employee contributions	3	3
Benefits paid	(14)	(14)
Amounts recognized in the accompanying consolidated balance sheets:
Other current liabilities	$(11)	$(12)
Accrued employee benefits	$(189)	$(212)
The following table provides a summary of the changes in the SERP benefit obligations (in millions):

	As of December 31,
	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$61	$73
Interest cost	1	2
Actuarial (gain) loss	1	(3)
Benefits paid	(9)	(11)
Benefit obligation at year end	$54	$61
Funded status	$(54)	$(61)
Amounts recognized in the accompanying consolidated balance sheets:
Other current liabilities	$(8)	$(9)
Accrued employee benefits	(46)	(52)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
The components of the pension plan expense (benefit) in the accompanying consolidated statements of income are set forth below for the years ended December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Interest cost	$27	$34	$37
Estimated return on plan assets	(44)	(46)	(47)
Amortization of loss	1	2	—
Settlement loss	—	—	4
Aggregate pension benefit	$(16)	$(10)	$(6)

Schedule of Expected Benefit Payments [Table Text Block]
The following table shows the projected payments for the SERP plan based on the actuarial assumptions (in millions):

Projected SERP Plan Payments
2017	$8
2018	7
2019	5
2020	5
2021	5
Next 5 years	17
The following table shows the payments projected for our post-retirement benefit plans (net of expected Medicare subsidy receipts of $11 million in aggregate over the next ten fiscal years) based on actuarial assumptions (in millions):

2017	$12
2018	12
2019	12
2020	12
2021	12
Next 5 years	63
The following table shows the projected payments for the pension plan based on actuarial assumptions (in millions):

2017	$50
2018	50
2019	49
2020	49
2021	49
Next 5 years	248

Schedule of Assumptions Used [Table Text Block]
The weighted-average assumptions used to develop the actuarial present value of the projected benefit obligation and net periodic pension/SERP costs for years ended December 31, 2016, 2015 and 2014 are set forth below:

Year Ended December 31,
	2016	2015	2014
Weighted-average discount rate for determining benefit obligations (pension/SERP plans)	3.9%/3.4%	4.0%/3.4%	3.8%/3.2%
Weighted-average discount rate for determining interest costs (pension/SERP plans)	3.3%/2.5%	3.8%/3.2%	4.6%/3.8%
Expected long-term rate of return on plan assets (pension/SERP plans)	6.5%/N/A	6.5%/N/A	6.5%/N/A
Rate of compensation increase	N/A	N/A	N/A

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
The accumulated other comprehensive loss, after tax, as of December 31, 2016, consisted of the following amounts that have not yet been recognized in net periodic benefit cost (in millions):

	Pension Plans	SERP Plans	Post-retirement Benefit Plans	Total
Unrecognized net actuarial losses, after tax	$103	$3	$3	$109

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The amount of prior actuarial loss included in accumulated other comprehensive income related to the pension, SERP and postretirement plans as of December 31, 2016, which are expected to be recognized in net periodic benefit cost in the coming year, is estimated to be (in millions):

	Pension Plans	SERP Plans	Post-retirement Benefit Plans	Total
Loss recognition	$2	$—	$—	$2